Document and Entity Information	Total
Risk/Return:
Document Type	497
Document Period End Date	Dec. 31, 2014
Registrant Name	EATON VANCE SPECIAL INVESTMENT TRUST
Central Index Key	0000031266
Amendment Flag	false
Document Creation Date	Jan. 04, 2016
Document Effective Date	Jan. 05, 2016
Prospectus Date	May 01, 2015
Eaton Vance Balanced Fund | Class A
Risk/Return:
Trading Symbol	EVIFX
Eaton Vance Balanced Fund | Class B
Risk/Return:
Trading Symbol	EMIFX
Eaton Vance Balanced Fund | Class C
Risk/Return:
Trading Symbol	ECIFX
Eaton Vance Balanced Fund | Class I
Risk/Return:
Trading Symbol	EIIFX
Eaton Vance Global Small-Cap Fund | Class A
Risk/Return:
Trading Symbol	EAVSX
Eaton Vance Global Small-Cap Fund | Class B
Risk/Return:
Trading Symbol	EBVSX
Eaton Vance Global Small-Cap Fund | Class C
Risk/Return:
Trading Symbol	ECVSX
Eaton Vance Global Small-Cap Fund | Class I
Risk/Return:
Trading Symbol	EIVSX